Patents net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amortization Expense	$ 2,000,302	$ 12,878
Total Expense	37,329,191	180,628
Patents [Member]
Total Expense	$ 37,329,191	$ 180,628